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FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:      /     /    (a)
          or fiscal year ending:               12/31/05 (b)

Is this a transition report? (Y/N)      N
                                     --------

Is this an amendment to a previous filing?  (Y/N)          N
                                                        --------


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.        A.       Registrant Name:   North American Separate Account VAI
          B.       File Number:                811-21426
          C.       Telephone Number:           (312) 648-7600
2.        A.       Street:                     525 W. Van Buren
          B.       City:  Chicago    C.        State:   IL       D.       Zip Code:  60607            Zip Ext:
          E.       Foreign Country:                              Foreign Postal Code:
3.        Is this the first filing on this form by Registrant?  (Y/N)            Y
                                                                        ------------------
4.        Is this the last filing on this form by Registrant?  (Y/N)             N
                                                                        ------------------
5.        Is Registrant a small business investment company (SBIC)?  (Y/N)       N
                                                                            --------------
          [If answer is "Y" (Yes), complete only items 89 through 110.]

6.        Is Registrant a unit investment trust (UIT)?  (Y/N)                    Y
                                                                           ---------------
          [If answer is "Y" (Yes) complete only items 111 through 132.]

7.        A.       Is Registrant a series or multiple portfolio company?  (Y/N)
                                                                                    ----------------------------
                   [If answer is "N" (No), go to item 8.]
          B.       How many separate series or portfolios did Registrant have at the end of the period?  _____

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                                                                                                    --------------------------------

                                                                                                             If filing more than one
                                                                                                               Page 47, "X" box: [ ]
                                                                                                    --------------------------------
For period ending      12/31/05
                  ------------------

File number 811-21426

UNIT INVESTMENT TRUSTS
111.      A.       [/]      Depositor Name:  North American Company for Life and Health Insurance of New York
                                                                                                             -----------
          B.       [/]      File Number (If any):
                                                   ---------------------------------------------------------------------
          C.       [/]      City:  New York               State:  NY             Zip Code:  11530       Zip Ext.:
                                            ------------            -----------                  -----             -----
                   [/]      Foreign Country:                              Foreign Postal Code:
                                              -------------------                               ---------------
111.      A.       [/]      Depositor Name:
                                             ------------------------------------------------------------------
          B.       [/]      File Number (If any):
          C.       [/]      City:                               State:           Zip Code:              Zip Ext.:
                                   ---------------------------          -------             ----------             -----
                   [/]      Foreign Country:                              Foreign Postal Code:
                                              -------------------                               ---------------

112.      A.       [/]      Sponsor Name:
                                           -----------------------------------------------------------------------------
          B.       [/]      File Number (If any):
          C.       [/]      City:                               State:           Zip Code:              Zip Ext.:
                                   ---------------------------          -------             ----------             -----
                   [/]      Foreign Country:                              Foreign Postal Code:
                                              -------------------                               ---------------
112.      A.       [/]      Sponsor Name:
                                           -----------------------------------------------------------------------------
          B.       [/]      File Number (If any):
          C.       [/]      City:                               State:           Zip Code:              Zip Ext.:
                                   ---------------------------          -------             ----------             -----
                   [/]      Foreign Country:                              Foreign Postal Code:
                                              -------------------                               ---------------

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                                                                                                             If filing more than one
                                                                                                               Page 48, "X" box: [ ]
                                                                                                    --------------------------------
For period ending    12/31/05
                  --------------

File number 811-21426

113.      A.       [/]      Trustee Name:
                                           -----------------------------------------------------------------------------
          B.       [/]      City:                               State:           Zip Code:              Zip Ext.:
                                   ---------------------------          -------             ----------             -----
                   [/]      Foreign Country:                              Foreign Postal Code:
                                              -------------------                               ---------------
113.      A.       [/]      Trustee Name:
                                           -----------------------------------------------------------------------------
          B.       [/]      City:                               State:           Zip Code:              Zip Ext.:
                                   ---------------------------          -------             ----------             -----
                   [/]      Foreign Country:                              Foreign Postal Code:
                                              -------------------                               ---------------
114.      A.       [/]      Principal Underwriter Name:  Sammons Securities Company LLC
                                                                                       ---------------------------------
          B.       [/]      File Number 8-53482
          C.       [/]      City:  Ann Arbor                State:    MI           Zip Code:    48103    Zip Ext.:
                                            ----------              ---------                 ----------      ----------
                   [/]      Foreign Country:                              Foreign Postal Code:
                                              -------------------                               ---------------
114.      A.       [/]      Principal Underwriter Name:
                                                         ---------------------------------------------------------------
          B.       [/]      File Number 8-______
          C.       [/]      City:                               State:           Zip Code:              Zip Ext.:
                                   ---------------------------          -------             ----------             -----
                   [/]      Foreign Country:                              Foreign Postal Code:
                                              -------------------                               ---------------
115.      A.       [/]      Independent Public Accountant Name:  PricewaterhouseCoopers
                                                                                       ---------------------------------
          B.       [/]      City:  Minneapolis            State:  MN             Zip Code:  55402       Zip Ext.:  4333
                                               ---------                  -----                  -----                 -
                   [/]      Foreign Country:                              Foreign Postal Code:
                                              -------------------                               ---------------
115.      A.       [/]      Independent Public Accountant Name:
                                                                 -------------------------------------------------------
          B.       [/]      City:                               State:           Zip Code:              Zip Ext.:
                                   ---------------------------          -------             ----------             -----
                   [/]      Foreign Country:                              Foreign Postal Code:
                                              -------------------                               ---------------

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                                                                                                    --------------------------------

                                                                                                             If filing more than one
                                                                                                               Page 49, "X" box: [ ]
                                                                                                    --------------------------------
For period ending    12/31/04
                  --------------

File number 811-21426
               -     -

116.      Family of investment companies information:

          A.       [/]      Is Registrant part of a family of investment companies?  (Y/N)  _______                _____
                                                                                                                     Y/N

          B.       [/]      Identify the family in 10 letters:  ____________________________________
                            (Note:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.      A.       [/]      Is Registrant a separate account of an insurance company?  (Y/N)  _______               ____
                                                                                                                     Y/N

          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

          B.       [/]      Variable annuity contracts?  (Y/N)  _______                                             ____
                                                                                                                     Y/N

          C.       [/]      Scheduled premium variable life contracts?  (Y/N)  _______                             _____
                                                                                                                     Y/N

          D.       [/]      Flexible premium variable life contracts?  (Y/N)  _______                              _____
                                                                                                                     Y/N

          E.       [/]      Other types of insurance products registered under the Securities Act of
                            1933?  (Y/N)  _______                                                                  _____
                                                                                                                     Y/N

118.      [/ ]     State the number of series existing at the end of the period that had securities registered
                   under the Securities Act of 1933  ______________________________                                  _1_

119.      [/]      State the number of new series for which registration statements under the Securities Act of
                   1933 became effective during the period  _________________________                              __0__

120.      [/]      State the total value of the portfolio securities on the date of deposit for the new series
                   included in item 119 ($000's omitted)  ___________________________                           $ _____

121.      [/]      State the number of series for which a current prospectus was in existence at the end
                   of the period  __________________________________________                                      __1___

122.      [/]      State the number of existing series for which additional units were registered under the
                   Securities Act of 1933 during the current period  _____________________                          ____


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                                                                                                             If filing more than one
                                                                                                               Page 50, "X" box: [ ]
                                                                                                    --------------------------------
For period ending    12/31/05
                  --------------

File number 811-21426

123.   [/]   State the total value of the additional units considered in answering item 122
             ($000's omitted)  _____________________________________________                                            $ ______

124.   [/]   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
             ------------------------                                                                                   $ ------

125.   [/]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
             all series of Registrant ($000's omitted)  ___________________________________                       $      _
                                                                                                                    ------------

126.         Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)  ($000's omitted)
             ______                                                                                                       $  0
                                                                                                                            ----

127.         List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

                                                                              Number of      Total Assets        Total Income
                                                                               Series           ($000's          Distributions
                                                                              Investing        omitted)         ($000's omitted)
                                                                              ---------        --------        -----------------
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

A.     U.S. Treasury direct issue                                          ________           $ ________          $ ________
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

B.     U.S. Government agency                                              ________           $ ________          $ ________
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

C.     State and municipal tax-free                                        ________           $ ________          $ ________
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

D.     Public utility debt                                                 ________           $ ________          $ ________
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

E.     Brokers or dealers debt or debt of brokers' or dealers' parent      ________           $ ________          $ ________

-------------------------------------------------------------------------- --------------- ----------------- ----------------------
F.     All other corporate intermed. & long-term debt                      ________           $ ________          $ ________
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

G.     All other corporate short-term debt                                 ________           $ ________          $ ________
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

H.     Equity securities of brokers or dealers or parents of brokers or    ________           $ ________          $ ________
       dealers
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

I.     Investment company equity securities                                ________           $ ________          $ ________
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

J.     All other equity securities                                         ________           $ ________          $ ________
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

K.     Other securities                                                    ________           $ ________          $ ________
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

L.     Total assets of all series of registrant                            ________           $ ________          $ ________
-------------------------------------------------------------------------- --------------- ----------------- ----------------------

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                                                                                                             If filing more than one
                                                                                                               Page 51, "X" box: [ ]
                                                                                                    --------------------------------
For period ending    12/31/04
                  --------------

File number 811-21426

128.   [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed
             by an entity other than the issuer?  (Y/N)  _______                                                    ____

             [If answer is "N" (No), go to item 131.]                                                                Y/N

129.   [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment
             of principal or interest at the end of the current period? (Y/N)  _______                              ____

             [If answer is "N" (No), go to item 131.]                                                                Y/N

130.   [/]   In computations of NAV or offering price per unit, is any part of the value attributed
             to instruments identified in item 129 derived from insurance or guarantees? (Y/N)  _______             ____
                                                                                                                     Y/N

131.         Total expenses incurred by all series of Registrant during the current reporting period
             ($000's omitted)  ________________________________________                                               $0

132.   [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          ---------------------- --------------------- --------------------- ---------------------- ---------------------

          811 - ______           811 - ______          811 - ______          811 - ______           811 - ______
          ---------------------- --------------------- --------------------- ---------------------- ---------------------

          811 - ______           811 - ______          811 - ______          811 - ______           811 - ______
          ---------------------- --------------------- --------------------- ---------------------- ---------------------

          811 - ______           811 - ______          811 - ______          811 - ______           811 - ______
          ---------------------- --------------------- --------------------- ---------------------- ---------------------

          811 - ______           811 - ______          811 - ______          811 - ______           811 - ______
          ---------------------- --------------------- --------------------- ---------------------- ---------------------

          811 - ______           811 - ______          811 - ______          811 - ______           811 - ______
          ---------------------- --------------------- --------------------- ---------------------- ---------------------

          811 - ______           811 - ______          811 - ______          811 - ______           811 - ______
          ---------------------- --------------------- --------------------- ---------------------- ---------------------

          811 - ______           811 - ______          811 - ______          811 - ______           811 - ______
          ---------------------- --------------------- --------------------- ---------------------- ---------------------

          811 - ______           811 - ______          811 - ______          811 - ______           811 - ______
          ---------------------- --------------------- --------------------- ---------------------- ---------------------

          811 - ______           811 - ______          811 - ______          811 - ______           811 - ______
          ---------------------- --------------------- --------------------- ---------------------- ---------------------

This report is signed on behalf of the Registrant    Chicago   , State of  Illinois.
Date:  February 28, 2006.

(Name of Registrant, Depositor, or Trustee)

North American Separate Account VAI

By:  /s/ _________________________                 Witness:  /s/ ______________________
       Therese M.  Michels                                   Teresa A. Silvius
       Assistant Vice President &                                 Compliance Director
       Deputy Compliance Officer

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